Organization and Plan of Business Operations (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Apr. 30, 2020	Jan. 21, 2020	Apr. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Jun. 12, 2018	Dec. 31, 2017
Number of warrants issued									300,000
Ordinary share, par value				$ 0.00001		$ 0.00001		$ 0.00001
Common Stock, Shares, Issued				51,775,096		52,847,343		48,137,116
Common Stock, Shares, Outstanding				51,775,096		52,847,343		48,137,116
Share Price							$ 6.82
Cash				$ 405,080,000		$ 469,365,000	$ 454,982,000	$ 262,368,000		$ 33,919,000
Social Capital Hedosophia Holdings Corp. II
Period to consummate business combination				24 months
Units issue price (in dollars per share)				$ 10.00
Gross proceeds from initial public offering	$ 414,000,000
Proceeds from sale of Private Placement Warrants						9,200,000
Transaction costs	22,196,558
Underwriting fees	7,200,000
Deferred underwriting fees	14,490,000		$ 14,490,000
Other offering costs	$ 506,558
Cash available for working capital purposes						250,461
Cash held in trust account						$ 414,042,207
Maturity term of U.S. government securities	185 days			185 days
Redemption of shares by Public Shareholders, Number of days considered	2
Minimum Net Tangible Assets To Complete Business Combination	$ 5,000,001		$ 5,000,001	$ 5,000,001
Percentage of aggregate common shares that may not be redeemed without prior consent	15.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period	100.00%			100.00%
Number of business days after which the public shares are to be redeemed if business combination is not completed within specified period	10
Maximum interest earned to be used to pay dissolution expenses	$ 100,000			$ 100,000
Full pro rata interest per share receivable by the Public Shareholders, in the event of liquidation (in dollars per share)	$ 10.00			$ 10.00
Reduction in the amount of funds held in trust account (in dollars per share)	$ 10.00			$ 10.00
Class of Warrant or Right, Numbers Issued					6,133,333
Common Stock, Shares, Issued				1
Share Price				$ 9.20		$ 9.20
Cash				$ 0		$ 250,461
Working capital deficit				$ 74,304		$ 4,866,591
Social Capital Hedosophia Holdings Corp. II | Subsequent Events | Sponsor
Units issued (in shares)		8,625,000
Social Capital Hedosophia Holdings Corp. II | Initial Public Offering
Sale of Stock, Number of Shares Issued in Transaction				36,000,000
Sale of stock, price per share				$ 10.00
Units issued (in shares)	41,400,000		41,400,000
Units issue price (in dollars per share)	$ 10.00		$ 10.00
Social Capital Hedosophia Holdings Corp. II | Over-allotment option
Sale of Stock, Number of Shares Issued in Transaction				41,400,000
Units issued (in shares)	5,400,000		5,400,000
Social Capital Hedosophia Holdings Corp. II | Private placement | Sponsor
Number of warrants issued	6,133,333		6,133,333	6,133,333
Issue price of warrants (in dollars per share)	$ 1.50		$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 9,200,000		$ 9,200,000	$ 9,200,000
Social Capital Hedosophia Holdings Corp. II | Common Class A
Ordinary share, par value				$ 0.0001		$ 0.0001
Common Stock, Shares, Issued				0		2,435,411
Common Stock, Shares, Outstanding				0		2,435,411
Social Capital Hedosophia Holdings Corp. II | Common Class A | Sponsor
Sale of stock, price per share				$ 12.00
Social Capital Hedosophia Holdings Corp. II | Common Class A | Initial Public Offering
Number of common stocks included in each unit	1		1
Social Capital Hedosophia Holdings Corp. II | Common Class B
Ordinary share, par value				$ 0.0001		$ 0.0001
Common Stock, Shares, Issued				1		10,350,000
Common Stock, Shares, Outstanding				1		10,350,000